Subsequent Events - Recent Financing Activities (Narrative) (Details) $ in Thousands, $ in Thousands	Dec. 06, 2024 MXN ($)	Dec. 06, 2024 USD ($)	Nov. 29, 2024 MXN ($)	Nov. 22, 2024 MXN ($)	Nov. 19, 2024 MXN ($)	Nov. 14, 2024 MXN ($)	Nov. 12, 2024 MXN ($)	Nov. 11, 2024 MXN ($)	Oct. 31, 2024 MXN ($)	Oct. 28, 2024 MXN ($)	Oct. 02, 2024 MXN ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	Aug. 30, 2024 MXN ($)	Jun. 03, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$												$ 1,721,797,874				$ 1,577,509,797
Outstanding of revolving credit lines													$ 181,255
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$		$ 230,000
Obtain of revolving credit lines	$ 20,500,000	5,902,000
Promissory Note | Twenty Eighty Days TIIE Plus 85 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$											$ 5,000
Maturity											28 days
Interest rate basis spread											0.85%
Promissory Note | Twenty Eighty Days TIIE Plus 85 Basis Points 1 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$											$ 5,500
Maturity											28 days
Interest rate basis spread											0.85%
Promissory Note | Twenty Eighty Days TIIE Floating Rate | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$									$ 2,000,000
Maturity									28 days
Promissory Note | Thirty Days SOFR Plus 415 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$							$ 40,000
Maturity							30 days
Interest rate basis spread							4.15%
Promissory Note | Twenty Eighty Days TIIE Plus 350 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$					$ 2,500,000	$ 1,000,000
Maturity					28 days	28 days
Interest rate basis spread					3.50%	3.50%
Promissory Note | Twenty Eighty Days TIIE Plus 350 Basis Points 1 | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$					$ 3,000,000
Maturity					28 days
Interest rate basis spread					3.50%
Promissory Note | Twenty Eight Days TIIE Plus 315 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$															$ 2,150
Interest rate basis spread															3.15%
Credit Line | One Hundred and Eighty Two Days TIIE Plus 370 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$										$ 5,000,000
Maturity										182 days
Interest rate basis spread										3.70%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$														$ 1,000,000
Interest rate basis spread														3.10%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$				$ 3,000,000				$ 2,000,000
Maturity				28 days				28 days
Interest rate basis spread				3.10%				3.10%
Credit Line | Twenty Eight Days TIIE Plus 315 Basis Points | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$			$ 2,553,750
Maturity			28 days
Interest rate basis spread			3.15%
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines													$ 181,255
PMI TRD DAC revolving credit lines | Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Principal amount outstanding U.S.$		$ 101,314